FINANCIAL RISK MANAGEMENT (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		$ 14,817	$ 31,560
CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.			97.036.000-K
Creditor country			Chile
Currency			US$
BNP PARIBAS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
PEFCO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
ING [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
KFWIP EX-BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		Germany	Germany
Currency		US$	US$
PK AirFinance [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
DEUTSCHE BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
US BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
APPLE BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
BTMU [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
WILMINGTON TRUST [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
WELLS FARGO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
CREDIT AGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
ESTADO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.030.000-7
Creditor country		Chile
Currency		UF
BANK OF NEWYORK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.036.000-K	97.036.000-K
Creditor country		Chile	Chile
Currency		US$	US$
BLADEX [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
CORP BANCA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.023.000-9	97.023.000-9
Creditor country		Chile	Chile
Currency		UF	UF
HSBC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.951.000-4	97.951.000-4
Creditor country		Chile	Chile
Currency		US$	US$
BANCO DO BRASIL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97,003,000-K	97.003.000-K
Creditor country		Chile	Chile
Currency		US$	US$
ESTADO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.030.000-7	97.030.000-7
Creditor country		Chile	Chile
Currency		US$	US$
SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.036.000-K	97.036.000-K
Creditor country		Chile	Chile
Currency		US$	US$
BBVA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.032.000-8	97.032.000-8
Creditor country		Chile	Chile
Currency		US$	US$
BBVA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		97.032.000-8	97.032.000-8
Creditor country		Chile	Chile
Currency		UF	UF
DVB BANK SE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
BOEING [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
DVB BANK SE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
WELLS FARGO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
BNP PARIBAS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
CREDITAGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
CREDITAGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.			0-E
Creditor country			France
Currency			US$
INVESTEC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A	England
Currency		US$	US$
AIRBUS FINANCIAL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
DVB BANK SE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.			0-E
Creditor country			U.S.A.
Currency			US$
TAM S.A. and Subsidiaries [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.	[1]	Foreign
TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		BRL	BRL
TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		Brazil	Brazil
Currency		BRL	BRL
TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		Italy	Italy
Currency		US$	US$
TAM S.A. and Subsidiaries [Member] | WACAPOULEASING S.A. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		Luxemburg	Luxemburg
Currency		US$	US$
TAM S.A. and Subsidiaries [Member] | NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0-E	0-E
Creditor country		Holland	Holland
Currency		US$	US$
TAM S.A. and Subsidiaries [Member] | HP FINANCIAL SERVICE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.			0-E
Creditor country			Brazil
Currency			BRL
TAM S.A. and Subsidiaries [Member] | KFW IPEX BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.			0-E
Creditor country			Germany
Currency			US$
TAM S.A. and Subsidiaries [Member] | CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.			0-E
Creditor country			U.S.A
Currency			US$
Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		$ 7,633,613	$ 7,257,368
Total trade and other payables		1,349,961	1,118,195
Total consolidated		9,341,682	9,828,448
Liquidity Risk [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		535,352	508,683
Total trade and other payables		1,338,746	1,085,516
Total consolidated		1,891,289	1,620,952
Liquidity Risk [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		960,284	944,749
Total trade and other payables		11,215	32,679
Total consolidated		1,014,552	1,592,486
Liquidity Risk [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		8,917,833	8,236,169
Total trade and other payables		1,349,961	1,118,195
Total consolidated		10,639,178	11,050,885
Liquidity Risk [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		3,010,385	2,476,840
Total trade and other payables
Total consolidated		3,246,203	2,697,924
Liquidity Risk [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		1,630,990	2,002,850
Total trade and other payables
Total consolidated		1,706,312	2,794,588
Liquidity Risk [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value		2,780,822	2,303,047
Total trade and other payables
Total consolidated		$ 2,780,822	$ 2,344,935
Liquidity Risk [Member] | OTHERS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Creditor country		OTHERS	OTHERS
Currency		Others currencies	Other currencies
Nominal value		$ 301,459	$ 151,938
Effective rate %
Nominal rate %
Liquidity Risk [Member] | OTHERS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 290,244	140,471
Liquidity Risk [Member] | OTHERS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		11,215	11,467
Liquidity Risk [Member] | OTHERS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		301,459	$ 151,938
Liquidity Risk [Member] | OTHERS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Creditor country		OTHERS	OTHERS
Currency		BRL	BRL
Nominal value		$ 315,605	$ 346,064
Effective rate %
Nominal rate %
Liquidity Risk [Member] | OTHERS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 315,605	346,037
Liquidity Risk [Member] | OTHERS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables			27
Liquidity Risk [Member] | OTHERS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		315,605	$ 346,064
Liquidity Risk [Member] | OTHERS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Creditor country		OTHERS	OTHERS
Currency		CLP	CLP
Nominal value		$ 165,299	$ 48,812
Effective rate %
Nominal rate %
Liquidity Risk [Member] | OTHERS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 165,299	48,842
Liquidity Risk [Member] | OTHERS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables			(30)
Liquidity Risk [Member] | OTHERS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		165,299	$ 48,812
Liquidity Risk [Member] | OTHERS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | OTHERS [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | Others [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Creditor country		OTHERS	OTHERS
Currency		ThUS$	ThUS$
Nominal value		$ 566,838	$ 571,112
Effective rate %
Nominal rate %
Liquidity Risk [Member] | Others [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		$ 566,838	549,897
Liquidity Risk [Member] | Others [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables			21,215
Liquidity Risk [Member] | Others [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables		566,838	$ 571,112
Liquidity Risk [Member] | Others [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | Others [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | Others [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other accounts payables
Liquidity Risk [Member] | Viajes Falabella Ltda [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
78.997.060-2

78.997.060-2

Creditor country		Chile	Chile
Currency		CLP	CLP
Nominal value		$ 534	$ 46
Effective rate %
Nominal rate %
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 534	46
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		534	$ 46
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Viajes Falabella Ltda [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Inversora Aeronautica Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E	0 -E
Creditor country		Argentina	Argentina
Currency		ThUS$	ThUS$
Nominal value		$ 4	$ 2
Effective rate %
Nominal rate %
Liquidity Risk [Member] | Inversora Aeronautica Argentina [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 4	2
Liquidity Risk [Member] | Inversora Aeronautica Argentina [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Inversora Aeronautica Argentina [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		4	$ 2
Liquidity Risk [Member] | Inversora Aeronautica Argentina [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Inversora Aeronautica Argentina [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Inversora Aeronautica Argentina [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
Creditor country		Mexico
Currency		MXN
Nominal value		$ 210
Effective rate %
Nominal rate %
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 210
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		210
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Consultoria Administrativa Profesional S.A. de C.V. [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
78.591.370-1

78.591.370-1

Creditor country		Chile	Chile
Currency		CLP	CLP
Nominal value		$ 12	$ 6
Effective rate %
Nominal rate %
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		$ 12	6
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents		12	$ 6
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Bethia S.A. y Filiales [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents
Liquidity Risk [Member] | Others [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Currency		US$
Nominal value		$ 17,407
Effective rate %		0.00%
Nominal rate %		0.00%
Liquidity Risk [Member] | Others [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		$ 5,656
Liquidity Risk [Member] | Others [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		6,719
Liquidity Risk [Member] | Others [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		18,603
Liquidity Risk [Member] | Others [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives		6,228
Liquidity Risk [Member] | Others [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives
Liquidity Risk [Member] | Others [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives
Liquidity Risk [Member] | CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E
				[2]
Creditor country		U.S.A.	U.S.A.	[2]
Currency		US$	ThUS$	[2]
Amortization	[2]	Quarterly	Quarterly
Nominal value		$ 285,891	$ 370,389	[2]
Effective rate %		6.00%	6.00%	[2]
Nominal rate %		6.00%	6.00%	[2]
Liquidity Risk [Member] | CITIBANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases	[2]		$ 25,802
Other loans	[2]	$ 25,783
Liquidity Risk [Member] | CITIBANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases	[2]		77,795
Other loans		77,810
Liquidity Risk [Member] | CITIBANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases	[2]		413,939
Other loans		310,342
Liquidity Risk [Member] | CITIBANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases	[2]		103,341
Other loans		206,749
Liquidity Risk [Member] | CITIBANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases	[2]		$ 207,001
Other loans
Liquidity Risk [Member] | CITIBANK [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Other loans
Liquidity Risk [Member] | SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.036.000-K

97.036.000-K

Creditor country		Chile	Chile
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 117,023	$ 138,574
Effective rate %		2.51%	1.98%
Nominal rate %		1.96%	1.44%
Liquidity Risk [Member] | SANTANDER [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 6,049
Guaranteed obligations			$ 5,857
Liquidity Risk [Member] | SANTANDER [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		18,344
Guaranteed obligations			17,697
Liquidity Risk [Member] | SANTANDER [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		124,163
Guaranteed obligations			145,545
Liquidity Risk [Member] | SANTANDER [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		48,829
Guaranteed obligations			47,519
Liquidity Risk [Member] | SANTANDER [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		47,785
Guaranteed obligations			48,024
Liquidity Risk [Member] | SANTANDER [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 3,156
Guaranteed obligations			$ 26,448
Liquidity Risk [Member] | WELLS FARGO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
Creditor country		U.S.A.
Currency		US$
Amortization		Quarterly
Nominal value		$ 221,113
Effective rate %		3.17%
Nominal rate %		2.67%
Liquidity Risk [Member] | WELLS FARGO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 12,117
Liquidity Risk [Member] | WELLS FARGO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		38,076
Liquidity Risk [Member] | WELLS FARGO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		236,719
Liquidity Risk [Member] | WELLS FARGO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		98,424
Liquidity Risk [Member] | WELLS FARGO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		66,849
Liquidity Risk [Member] | WELLS FARGO [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 21,253
Liquidity Risk [Member] | BNP PARIBAS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 98,105	$ 628,118
Effective rate %		3.66%	2.97%
Nominal rate %		3.25%	2.96%
Liquidity Risk [Member] | BNP PARIBAS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 13,955
Guaranteed obligations			$ 13,805
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		35,567
Guaranteed obligations			56,324
Liquidity Risk [Member] | BNP PARIBAS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		102,267
Guaranteed obligations			731,166
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		50,433
Guaranteed obligations			142,178
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		2,312
Guaranteed obligations			$ 141,965
Liquidity Risk [Member] | BNP PARIBAS [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | PEFCO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 67,783	$ 130,811
Effective rate %		5.46%	5.39%
Nominal rate %		4.85%	4.79%
Liquidity Risk [Member] | PEFCO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 13,354	$ 17,558
Liquidity Risk [Member] | PEFCO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		34,430	50,593
Liquidity Risk [Member] | PEFCO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		70,995	139,145
Liquidity Risk [Member] | PEFCO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		23,211	67,095
Liquidity Risk [Member] | PEFCO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 3,899
Liquidity Risk [Member] | PEFCO [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 184,274	$ 78,249
Effective rate %		3.78%	6.40%
Nominal rate %		3.17%	5.67%
Liquidity Risk [Member] | CITIBANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 12,699	$ 6,083
Liquidity Risk [Member] | CITIBANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		38,248	18,250
Liquidity Risk [Member] | CITIBANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		196,870	87,262
Liquidity Risk [Member] | CITIBANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		91,821	48,667
Liquidity Risk [Member] | CITIBANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		51,222	$ 14,262
Liquidity Risk [Member] | CITIBANK [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 2,880
Liquidity Risk [Member] | ING [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 42,957	$ 63,698
Effective rate %		5.67%	5.62%
Nominal rate %		5.00%	4.96%
Liquidity Risk [Member] | ING [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 5,890	$ 5,889
Liquidity Risk [Member] | ING [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		12,076	17,671
Liquidity Risk [Member] | ING [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		46,200	69,761
Liquidity Risk [Member] | ING [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		28,234	34,067
Liquidity Risk [Member] | ING [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 12,134
Liquidity Risk [Member] | ING [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | KFWIP EX-BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		Germany	Germany
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 26,888	$ 36,191
Effective rate %		3.31%	2.55%
Nominal rate %		3.31%	2.55%
Liquidity Risk [Member] | KFWIP EX-BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 2,570	$ 2,503
Liquidity Risk [Member] | KFWIP EX-BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		7,111	7,587
Liquidity Risk [Member] | KFWIP EX-BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		28,059	38,040
Liquidity Risk [Member] | KFWIP EX-BANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		16,709	18,772
Liquidity Risk [Member] | KFWIP EX-BANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		1,669	$ 9,178
Liquidity Risk [Member] | KFWIP EX-BANK [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Liquidity Risk [Member] | PK AirFinance [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Monthly	Monthly
Nominal value		$ 46,500	$ 54,787
Effective rate %		3.18%	2.40%
Nominal rate %		3.18%	2.40%
Liquidity Risk [Member] | PK AirFinance [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 2,375	$ 2,265
Liquidity Risk [Member] | PK AirFinance [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		7,308	6,980
Liquidity Risk [Member] | PK AirFinance [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		48,599	57,844
Liquidity Risk [Member] | PK AirFinance [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		20,812	19,836
Liquidity Risk [Member] | PK AirFinance [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		18,104	25,610
Liquidity Risk [Member] | PK AirFinance [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations			$ 3,153
Liquidity Risk [Member] | NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		France	France
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 413,011	$ 422,851
Effective rate %		3.42%	2.60%
Nominal rate %		3.40%	2.57%
Liquidity Risk [Member] | NATIXIS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 18,192	$ 14,779
Liquidity Risk [Member] | NATIXIS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		54,952	44,826
Liquidity Risk [Member] | NATIXIS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		474,171	478,537
Liquidity Risk [Member] | NATIXIS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		129,026	116,809
Liquidity Risk [Member] | NATIXIS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		105,990	96,087
Liquidity Risk [Member] | NATIXIS [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 166,011	$ 206,036
Liquidity Risk [Member] | DEUTSCHE BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 96,906	$ 117,263
Effective rate %		4.39%	3.86%
Nominal rate %		4.39%	3.86%
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 4,043	$ 6,147
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		12,340	18,599
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		114,211	136,416
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		32,775	31,640
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		32,613	31,833
Liquidity Risk [Member] | DEUTSCHE BANK [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 32,440	$ 48,197
Liquidity Risk [Member] | US BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 472,833	$ 532,608
Effective rate %		4.00%	3.99%
Nominal rate %		2.82%	2.81%
Liquidity Risk [Member] | US BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 18,485	$ 18,563
Liquidity Risk [Member] | US BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		55,354	55,592
Liquidity Risk [Member] | US BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		524,148	598,304
Liquidity Risk [Member] | US BANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		146,709	147,357
Liquidity Risk [Member] | US BANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		145,364	146,045
Liquidity Risk [Member] | US BANK [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 158,236	$ 230,747
Liquidity Risk [Member] | APPLE BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 37,223	$ 42,754
Effective rate %		2.78%	2.29%
Nominal rate %		2.18%	1.69%
Liquidity Risk [Member] | APPLE BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 1,611	$ 1,551
Liquidity Risk [Member] | APPLE BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		4,928	4,712
Liquidity Risk [Member] | APPLE BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		40,267	45,704
Liquidity Risk [Member] | APPLE BANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		13,163	12,693
Liquidity Risk [Member] | APPLE BANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		13,196	12,891
Liquidity Risk [Member] | APPLE BANK [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 7,369	$ 13,857
Liquidity Risk [Member] | BTMU [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 74,734	$ 85,990
Effective rate %		2.87%	2.31%
Nominal rate %		2.27%	1.72%
Liquidity Risk [Member] | BTMU [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 3,292	$ 3,163
Liquidity Risk [Member] | BTMU [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		9,997	9,568
Liquidity Risk [Member] | BTMU [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		80,803	91,870
Liquidity Risk [Member] | BTMU [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		26,677	25,752
Liquidity Risk [Member] | BTMU [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		26,704	26,117
Liquidity Risk [Member] | BTMU [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 14,133	$ 27,270
Liquidity Risk [Member] | CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 351,217	$ 548,168
Effective rate %		3.31%	2.72%
Nominal rate %		2.47%	1.96%
Liquidity Risk [Member] | CITIBANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 14,166	$ 20,224
Liquidity Risk [Member] | CITIBANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		42,815	61,020
Liquidity Risk [Member] | CITIBANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		386,073	595,539
Liquidity Risk [Member] | CITIBANK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		114,612	164,077
Liquidity Risk [Member] | CITIBANK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		112,435	166,165
Liquidity Risk [Member] | CITIBANK [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 102,045	$ 184,053
Liquidity Risk [Member] | WILMINGTON TRUST [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
Creditor country		U.S.A.
Currency		US$
Amortization		Quarterly
Nominal value		$ 1,034,853
Effective rate %		4.48%
Nominal rate %		4.48%
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 32,026
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		95,042
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		1,301,847
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		253,469
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		244,836
Liquidity Risk [Member] | WILMINGTON TRUST [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 676,474
Liquidity Risk [Member] | WELLS FARGO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 808,987	$ 1,056,345
Effective rate %		2.46%	2.37%
Nominal rate %		1.75%	1.68%
Liquidity Risk [Member] | WELLS FARGO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 30,764	$ 35,896
Liquidity Risk [Member] | WELLS FARGO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		92,309	107,830
Liquidity Risk [Member] | WELLS FARGO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		861,401	1,131,018
Liquidity Risk [Member] | WELLS FARGO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		246,285	287,878
Liquidity Risk [Member] | WELLS FARGO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		246,479	288,338
Liquidity Risk [Member] | WELLS FARGO [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 245,564	$ 411,076
Liquidity Risk [Member] | CREDIT AGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		France	France
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 98,091	$ 138,417
Effective rate %		2.66%	2.21%
Nominal rate %		2.22%	1.81%
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 8,368	$ 11,728
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		25,415	30,916
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		102,839	144,474
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		56,305	$ 65,008
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		12,751
Liquidity Risk [Member] | CREDIT AGRICOLE [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Liquidity Risk [Member] | ESTADO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.030.000-7

Creditor country		Chile
Currency		UF
Amortization		At Expiration
Nominal value		$ 379,274
Effective rate %		5.50%
Nominal rate %		5.50%
Liquidity Risk [Member] | ESTADO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public
Liquidity Risk [Member] | ESTADO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		20,860
Liquidity Risk [Member] | ESTADO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		534,026
Liquidity Risk [Member] | ESTADO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		41,720
Liquidity Risk [Member] | ESTADO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		226,379
Liquidity Risk [Member] | ESTADO [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		$ 245,067
Liquidity Risk [Member] | BANK OF NEWYORK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		At Expiration	At Expiration
Nominal value		$ 1,200,000	$ 500,000
Effective rate %		7.44%	7.77%
Nominal rate %		7.03%	7.25%
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		84,375	$ 36,250
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		1,603,438	626,875
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		650,625	72,500
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		96,250	$ 518,125
Liquidity Risk [Member] | BANK OF NEWYORK [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public		$ 772,188
Liquidity Risk [Member] | SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.036.000-K

97.036.000-K

Creditor country		Chile	Chile
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 202,284	$ 158,194
Effective rate %		4.41%	3.55%
Nominal rate %		4.41%	3.55%
Liquidity Risk [Member] | SANTANDER [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 2,040
Obligations with the public			$ 1,497
Liquidity Risk [Member] | SANTANDER [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		3,368
Liquidity Risk [Member] | SANTANDER [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		207,692
Obligations with the public			166,361
Liquidity Risk [Member] | SANTANDER [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		202,284
Obligations with the public			$ 160,556
Liquidity Risk [Member] | SANTANDER [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | SANTANDER [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | BLADEX [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.		0 -E
0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Semiannual	Semiannual
Nominal value		$ 30,000
Effective rate %		5.51%
Nominal rate %		5.51%
Liquidity Risk [Member] | BLADEX [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | BLADEX [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		16,465
Liquidity Risk [Member] | BLADEX [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		32,093
Liquidity Risk [Member] | BLADEX [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		15,628
Liquidity Risk [Member] | BLADEX [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | BLADEX [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | CORP BANCA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.023.000-9

97.023.000-9

Creditor country		Chile	Chile
Currency		UF	UF
Amortization		Quarterly	Quarterly
Nominal value		$ 84,664	$ 153,355
Effective rate %		3.68%	4.06%
Nominal rate %		3.68%	4.06%
Liquidity Risk [Member] | CORP BANCA [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 22,082
Obligations with the public			$ 20,808
Liquidity Risk [Member] | CORP BANCA [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		22,782
Obligations with the public			61,112
Liquidity Risk [Member] | CORP BANCA [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		88,294
Obligations with the public			161,637
Liquidity Risk [Member] | CORP BANCA [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		43,430
Obligations with the public			63,188
Liquidity Risk [Member] | CORP BANCA [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Obligations with the public			$ 16,529
Liquidity Risk [Member] | CORP BANCA [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | HSBC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.951.000-4

97.951.000-4

Creditor country		Chile	Chile
Currency		US$	ThUS$
Amortization		At Expiration	At Expiration
Nominal value		$ 12,000	$ 12,000
Effective rate %		2.03%	1.79%
Nominal rate %		2.03%	1.79%
Liquidity Risk [Member] | HSBC [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 12,061	$ 12,054
Liquidity Risk [Member] | HSBC [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | HSBC [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		12,061	$ 12,054
Liquidity Risk [Member] | HSBC [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | HSBC [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | HSBC [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BANCO DO BRASIL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.003.000-K

97.003.000-K

Creditor country		Chile	Chile
Currency		US$	ThUS$
Amortization		At Expiration	At Expiration
Nominal value		$ 100,000	$ 70,000
Effective rate %		2.40%	3.08%
Nominal rate %		2.40%	3.08%
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 100,935	$ 72,151
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		100,935	$ 72,151
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BANCO DO BRASIL [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | ESTADO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.030.000-7

97.030.000-7

Creditor country		Chile	Chile
Currency		US$	ThUS$
Amortization		At Expiration	At Expiration
Nominal value		$ 40,000	$ 40,000
Effective rate %		2.57%	1.91%
Nominal rate %		2.57%	1.91%
Liquidity Risk [Member] | ESTADO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 40,257	$ 40,191
Liquidity Risk [Member] | ESTADO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | ESTADO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		40,257	$ 40,191
Liquidity Risk [Member] | ESTADO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | ESTADO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | ESTADO [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | SANTANDER [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.036.000-K

97.036.000-K

Creditor country		Chile	Chile
Currency		US$	ThUS$
Amortization		At Expiration	At Expiration
Nominal value		$ 30,000	$ 30,000
Effective rate %		2.49%	2.39%
Nominal rate %		2.49%	2.39%
Liquidity Risk [Member] | SANTANDER [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 30,131	$ 30,193
Liquidity Risk [Member] | SANTANDER [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | SANTANDER [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		30,131	$ 30,193
Liquidity Risk [Member] | SANTANDER [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | SANTANDER [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | SANTANDER [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.032.000-8

97.032.000-8

Creditor country		Chile	Chile
Currency		UF	ThUS$
Amortization		At Expiration	At Expiration
Nominal value		$ 55,801	$ 75,000
Effective rate %		3.57%	1.85%
Nominal rate %		2.77%	1.85%
Liquidity Risk [Member] | BBVA [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters			$ 75,212
Liquidity Risk [Member] | BBVA [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		57,363
Liquidity Risk [Member] | BBVA [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		57,363	$ 75,212
Liquidity Risk [Member] | BBVA [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
97.032.000-8

97.032.000-8

Creditor country		Chile	Chile
Currency		US$	ThUS$
Amortization		At Expiration	At Expiration
Nominal value		$ 75,000
Effective rate %		2.30%
Nominal rate %		2.30%
Liquidity Risk [Member] | BBVA [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		$ 75,863
Liquidity Risk [Member] | BBVA [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters		75,863
Liquidity Risk [Member] | BBVA [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | BBVA [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Loans to exporters
Liquidity Risk [Member] | Trans portes San Felipe S.A. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
79.773.440-3

Creditor country			Chile
Currency			CLP
Nominal value			$ 4
Liquidity Risk [Member] | Trans portes San Felipe S.A. [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents			4
Liquidity Risk [Member] | Trans portes San Felipe S.A. [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents			$ 4
Liquidity Risk [Member] | Comunidad Mujer [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
65.216.000-K

Creditor country			Chile
Currency			CLP
Nominal value			$ 13
Liquidity Risk [Member] | Comunidad Mujer [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents			13
Liquidity Risk [Member] | Comunidad Mujer [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents			$ 13
Liquidity Risk [Member] | TAM Aviacao Executiva e Taxi Aereo S.A. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.			0 -E
Creditor country			Brazil
Currency			BRL
Nominal value			$ 28
Liquidity Risk [Member] | TAM Aviacao Executiva e Taxi Aereo S.A. [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents			28
Liquidity Risk [Member] | TAM Aviacao Executiva e Taxi Aereo S.A. [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents			$ 28
Liquidity Risk [Member] | Consultoria Consultoria Administrativa Profesional S.A. de C.V [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			Mexico
Currency			MXN
Nominal value			$ 170
Liquidity Risk [Member] | Consultoria Consultoria Administrativa Profesional S.A. de C.V [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents			170
Liquidity Risk [Member] | Consultoria Consultoria Administrativa Profesional S.A. de C.V [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable to related parties currents			$ 170
Liquidity Risk [Member] | OTROS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Currency			ThUS$
Liquidity Risk [Member] | BOEING [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			U.S.A.
Currency			ThUS$
Amortization			At Expiration
Nominal value			$ 26,214
Effective rate %			2.35%
Nominal rate %			2.35%
Liquidity Risk [Member] | BOEING [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 163
Liquidity Risk [Member] | BOEING [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			320
Liquidity Risk [Member] | BOEING [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			26,697
Liquidity Risk [Member] | BOEING [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 26,214
Liquidity Risk [Member] | RRP F ENGINE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		England	England
Currency		US$	ThUS$
Amortization		Monthly	Monthly
Nominal value		$ 25,983
Effective rate %		4.01%
Nominal rate %		4.01%
Liquidity Risk [Member] | RRP F ENGINE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 370
Liquidity Risk [Member] | RRP F ENGINE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		3,325
Liquidity Risk [Member] | RRP F ENGINE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		30,684
Liquidity Risk [Member] | RRP F ENGINE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		8,798
Liquidity Risk [Member] | RRP F ENGINE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		8,692
Liquidity Risk [Member] | RRP F ENGINE [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 9,499
Liquidity Risk [Member] | DVB BANK SE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			U.S.A.
Currency			ThUS$
Amortization			Quarterly
Nominal value			$ 14,127
Effective rate %			2.57%
Nominal rate %			2.57%
Liquidity Risk [Member] | DVB BANK SE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 4,773
Liquidity Risk [Member] | DVB BANK SE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			9,541
Liquidity Risk [Member] | DVB BANK SE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 14,314
Liquidity Risk [Member] | WELLS FARGO [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			U.S.A.
Currency			ThUS$
Amortization			Quarterly
Nominal value			$ 103,326
Effective rate %			3.98%
Nominal rate %			3.54%
Liquidity Risk [Member] | WELLS FARGO [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 5,591
Liquidity Risk [Member] | WELLS FARGO [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			16,751
Liquidity Risk [Member] | WELLS FARGO [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			113,351
Liquidity Risk [Member] | WELLS FARGO [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			44,615
Liquidity Risk [Member] | WELLS FARGO [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			44,514
Liquidity Risk [Member] | WELLS FARGO [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 1,880
Liquidity Risk [Member] | BNP PARIBAS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Quarterly	Quarterly
Nominal value		$ 575,221
Effective rate %		3.41%
Nominal rate %		3.40%
Liquidity Risk [Member] | BNP PARIBAS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 14,498
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		59,863
Liquidity Risk [Member] | BNP PARIBAS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		681,597
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		148,469
Liquidity Risk [Member] | BNP PARIBAS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		145,315
Liquidity Risk [Member] | BNP PARIBAS [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 313,452
Liquidity Risk [Member] | CREDITAGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			France
Currency			ThUS$
Amortization			Quarterly
Nominal value			$ 7,157
Effective rate %			1.85%
Nominal rate %			1.85%
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 1,788
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			5,457
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 7,245
Liquidity Risk [Member] | CREDITAGRICOLE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		France	France
Currency		US$	ThUS$
Amortization		At Expiration	At Expiration
Nominal value		$ 241,287
Effective rate %		3.38%
Nominal rate %		3.38%
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		$ 1,757
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		5,843
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		254,526
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations		246,926
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations
Liquidity Risk [Member] | CREDITAGRICOLE [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Other guaranteed obligations
Liquidity Risk [Member] | INVESTEC [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		England	England
Currency		US$	ThUS$
Amortization		Semiannual	Semiannual
Nominal value		$ 63,378
Effective rate %		6.04%
Nominal rate %		6.04%
Liquidity Risk [Member] | INVESTEC [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 1,930
Liquidity Risk [Member] | INVESTEC [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		11,092
Liquidity Risk [Member] | INVESTEC [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		76,225
Liquidity Risk [Member] | INVESTEC [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		26,103
Liquidity Risk [Member] | INVESTEC [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		26,045
Liquidity Risk [Member] | INVESTEC [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 11,055
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		U.S.A.	U.S.A.
Currency		US$	ThUS$
Amortization		Monthly	Monthly
Nominal value		$ 22,925
Effective rate %		3.19%
Nominal rate %		3.19%
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		$ 2,033
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		6,107
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		24,071
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations		15,931
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Liquidity Risk [Member] | AIRBUS FINANCIAL [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations
Liquidity Risk [Member] | Wilmington Trust Company [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			U.S.A.
Currency			ThUS$
Amortization			Quarterly
Nominal value			$ 967,336
Effective rate %			4.25%
Nominal rate %			4.25%
Liquidity Risk [Member] | Wilmington Trust Company [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations			$ 25,833
Liquidity Risk [Member] | Wilmington Trust Company [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations			79,043
Liquidity Risk [Member] | Wilmington Trust Company [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations			1,245,582
Liquidity Risk [Member] | Wilmington Trust Company [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations			206,952
Liquidity Risk [Member] | Wilmington Trust Company [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations			200,674
Liquidity Risk [Member] | Wilmington Trust Company [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Guaranteed obligations			$ 733,080
Liquidity Risk [Member] | DVB BANK SE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			U.S.A.
Currency			ThUS$
Amortization			Quarterly
Nominal value			$ 28,911
Effective rate %			1.86%
Nominal rate %			1.86%
Liquidity Risk [Member] | DVB BANK SE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public			$ 145
Liquidity Risk [Member] | DVB BANK SE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public			199
Liquidity Risk [Member] | DVB BANK SE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public			29,255
Liquidity Risk [Member] | DVB BANK SE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public			28,911
Liquidity Risk [Member] | OTHERS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives			7,364
Liquidity Risk [Member] | OTHERS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives			15,479
Liquidity Risk [Member] | OTHERS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives			30,689
Liquidity Risk [Member] | OTHERS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging derivatives			7,846
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value			1,452,885
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value			26,753
Total consolidated		17,191
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value			615,058
Total consolidated		43,053
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value			1,696,521
Total consolidated		371,384
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value			221,084
Total consolidated		235,818
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value			791,738
Total consolidated		75,322
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value			$ 41,888
Total consolidated
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		France	France
Currency		BRL	BRL
Amortization		Monthly	Mensual
Nominal value		$ 109
Effective rate %		6.89%	13.63%
Nominal rate %		6.89%	13.63%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 161	$ 146
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		12	465
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		173	787
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 176
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETE GENERALE [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		Brazil	Brazil
Currency		BRL	BRL
Amortization		Monthly	Mensual
Nominal value		$ 21
Effective rate %		6.89%	13.63%
Nominal rate %		6.89%	13.63%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 34	$ 380
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			1,161
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		34	1,576
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 35
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | BANCO IBMS .A [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		Italy	Italy
Currency		US$	US $
Amortization		Quarterly	Trimestral
Nominal value		$ 244,513
Effective rate %		4.87%	4.18%
Nominal rate %		4.81%	4.11%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 11,735	$ 11,875
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		32,230	32,116
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		248,801	301,539
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		204,836	85,995
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 171,553
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | SOCIETEGENERALE MILAN BRANCH [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | WACAPOULEASING S.A. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		Luxemburg	Luxemburg
Currency		US$	US $
Amortization		Quarterly	Trimestral
Nominal value		$ 12,047
Effective rate %		3.69%	3.00%
Nominal rate %		3.69%	3.00%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | WACAPOULEASING S.A. [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 837	$ 833
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | WACAPOULEASING S.A. [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		2,411	2,385
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | WACAPOULEASING S.A. [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		13,034	16,217
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | WACAPOULEASING S.A. [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		6,509	6,457
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | WACAPOULEASING S.A. [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		3,277	$ 6,542
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | WACAPOULEASING S.A. [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

0-E

Creditor country		France	France
Currency		US$	US $
Amortization		Quarterly/Semiannual	Trimestral/Semestral
Nominal value		$ 99,036
Effective rate %		5.59%	4.90%
Nominal rate %		5.59%	4.90%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		$ 4,248	$ 4,290
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		7,903	7,837
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		106,615	117,763
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		23,141	22,834
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases		71,323	40,968
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NATIXIS [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 41,834
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country		Holland
Currency		US$
Amortization		Monthly
Nominal value		$ 2,382
Effective rate %		6.01%
Nominal rate %		6.01%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		$ 176
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		497
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		2,727
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		1,332
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans		722
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | HP FINANCIAL SERVICE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			Brazil
Currency			BRL
Amortization			Mensual
Effective rate %			10.02%
Nominal rate %			10.02%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | HP FINANCIAL SERVICE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 225
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | HP FINANCIAL SERVICE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 225
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | KFW IPEX BANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			Alemania
Currency			US $
Amortization			Mensual/Trimestral
Effective rate %			2.80%
Nominal rate %			2.80%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | KFW IPEX BANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 592
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | KFW IPEX BANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			1,552
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | KFW IPEX BANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 2,144
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GENERAL ELECTRIC CAPITAL CORPORATION [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			E.E.U.U.
Currency			US $
Amortization			Mensual
Effective rate %			2.30%
Nominal rate %			2.30%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 3,852
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GENERAL ELECTRIC CAPITAL CORPORATION [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			5,098
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 8,950
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | DVB BANK SE [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			E.E.U.U.
Currency			US $
Amortization			Mensual
Effective rate %			2.50%
Nominal rate %			2.50%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | DVB BANK SE [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 120
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | DVB BANK SE [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			165
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | DVB BANK SE [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 285
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | AFS INVESTMENT IX [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			E.E.U.U.
Currency			US $
Amortization			Mensual
Effective rate %			1.25%
Nominal rate %			1.25%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | AFS INVESTMENT IX [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 2,733
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | AFS INVESTMENT IX [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			7,698
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | AFS INVESTMENT IX [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			39,501
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | AFS INVESTMENT IX [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			20,522
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | AFS INVESTMENT IX [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial leases			$ 8,548
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | THE BANK OF NEWYORK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			E.E.U.U..
Currency			US $
Amortization			Al Vencimiento
Effective rate %			8.17%
Nominal rate %			8.00%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | THE BANK OF NEWYORK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public			$ 352,938
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | THE BANK OF NEWYORK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public			999,501
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | THE BANK OF NEWYORK [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public			83,750
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | THE BANK OF NEWYORK [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Obligations with the public			$ 562,813
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | CITIBANK [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			E.E.U.U.
Currency			US $
Amortization			Al Vencimiento
Effective rate %			3.39%
Nominal rate %			3.14%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | CITIBANK [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			$ 1,528
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | CITIBANK [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			203,150
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | CITIBANK [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			$ 204,678
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Tax No.
0-E

Creditor country			Holanda
Currency			US $
Amortization			Mensual
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effective rate %			6.01%
Nominal rate %			6.01%
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | Up to 90 days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			$ 179
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | More than 90 days to one year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			493
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | Total [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			3,355
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | More than one to three years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			1,315
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | More than three to five years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			1,314
Liquidity Risk [Member] | TAM S.A. and Subsidiaries [Member] | NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ [Member] | Over five years
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans			$ 54

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.
[2]	Securitized bond with the future flows from the sales with credit card in United States and Canada.